CLAYMORE EXCHANGE-TRADED FUND TRUST

                 CLAYMORE U.S.-1 - THE CAPITAL MARKETS INDEX ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") FOR THE ABOVE LISTED FUND:

The sixth, seventh and eighth paragraphs in the "Portfolio Management" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The equity portion of the portfolio of Claymore U.S. -1 - The Capital Markets Index ETF is managed by Mellon Capital's Portfolio Management Team. The individual members of the team who are responsible for the day-to-day management of that portion of the Fund's portfolio are Karen Q. Wong, Richard A. Brown and Thomas J. Durante.

Ms. Karen Q. Wong is a Managing Director, Equity Index Strategies, West Coast with nine years at Mellon. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining Mellon, Ms. Wong worked as a security analyst at Redwood Securities. Ms. Wong attained the Chartered Financial Analyst designation. She graduated with a BA from San Francisco State University and obtained an MBA from San Francisco State University.

Mr. Richard A. Brown is a Director, Equity Portfolio Management with 14 years at Mellon. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown attained the Chartered Financial Analyst designation. He obtained an MBA from California State University at Hayward.

Mr. Thomas J. Durante is a Director, Senior Portfolio Manager, Equity with nine years at Mellon. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining Mellon, he worked in the fund accounting department for Dreyfus. Mr. Durante attained the Chartered Financial Analyst designation. He graduated with a BA from Fairfield University.

The eighth paragraph in the "Remuneration of Trustees and Officers" section in the SAI for the Fund is hereby deleted and replaced with the following:

The equity portion of the portfolio of Claymore U.S. -1 - The Capital Markets Index ETF is managed by Mellon Capital's Portfolio Management Team. The individual members of the team who are responsible for the day-to-day management of that portion of the Fund's portfolio are Karen Q. Wong, Richard A. Brown and Thomas J. Durante.

The tenth paragraph and subsequent table in the "Remuneration of Trustees and Officers" section in the SAI for the Fund is hereby deleted and replaced with the following:

Other Accounts Managed-Investment Subadviser. Information regarding the other accounts managed by each named Portfolio Manager is set forth below as of June 30, 2009:

---------------- -------------- -------------- -------------- -------------- ------------ -------------
    NAME OF       REGISTERED    TOTAL ASSETS      POOLED      TOTAL ASSETS      OTHER        TOTAL
   PORTFOLIO      INVESTMENT      IN (RIC)      INVESTMENTS      IN (PI)      ACCOUNTS     ASSETS IN
    MANAGER        COMPANIES                       (PI)                                      OTHER
                     (RIC)
---------------- -------------- -------------- -------------- -------------- ------------ -------------
Karen Q Wong*         130         $23,842 M         52          $43,686 M        82        $25,063 M
---------------- -------------- -------------- -------------- -------------- ------------ -------------
Richard A.            130         $23,842 M         52          $43,686 M        82        $25,063 M
Brown*
---------------- -------------- -------------- -------------- -------------- ------------ -------------
Thomas J.             130         $23,842 M         52          $43,686 M        82        $25,063 M
Durante*
---------------- -------------- -------------- -------------- -------------- ------------ -------------

* The information set forth above reflects information about other accounts managed by a team that includes the portfolio manager.

Please note that the team does not manage accounts with performance based fees.

                       CLAYMORE EXCHANGE-TRADED FUND TRUST
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

September 1, 2009